OTHER OPERATING (EXPENSE) / INCOME (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of other operating income [Abstract]
Schedule of Other Operating Income
	December 31, 2024 US$‘000	December 31, 2023 US$‘000	December 31, 2022 US$‘000
Other income	40	138	-
Rental income from premises	-	3	3
Government supports	(1,827)	-	7
Government grants	-	-	333

	(1,787)	141	343